Borrowings - Narrative (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Jun. 16, 2021	Apr. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Principal payments on long-term debt				$ 456,202	$ 8,167	$ 8,167
Loss on extinguishment of debt				5,534	0	0
Proceeds from revolving line of credit				0	68,750	$ 0
Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 70,000
Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Unused capacity fee (as a percent)				0.50%
Proceeds from revolving line of credit		$ 49,800	$ 19,000
Borrowings outstanding				$ 0	$ 0
Revolving Credit Facility | Line of Credit | Minimum
Debt Instrument [Line Items]
Unused capacity fee (as a percent)				0.25%
Revolving Credit Facility | Line of Credit | Maximum
Debt Instrument [Line Items]
Unused capacity fee (as a percent)					0.50%
Revolving Credit Facility | Line of Credit | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)				3.50%	3.00%
Revolving Credit Facility | Line of Credit | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)				4.50%	4.00%
Bridge Loan
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 15,000
Letter of Credit | Line of Credit
Debt Instrument [Line Items]
Letters of credit outstanding				$ 1,200
First lien term loan
Debt Instrument [Line Items]
Principal payments on long-term debt	$ 216,700
Loss on extinguishment of debt	1,700
Limit of revolving loans, swingline loans, and letters of credit as a percent of the total revolving credit facility commitment (in percent)				30.00%
Maximum debt to EBITDA ratio allowed				6.25
Limit on outstanding balance triggering springing maturity				$ 100,000
Second lien subordinated loan
Debt Instrument [Line Items]
Principal payments on long-term debt	231,300
Loss on extinguishment of debt	$ 3,800
First lien credit agreement | Line of Credit | Fed Funds Effective Rate
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)				0.50%
First lien credit agreement | Line of Credit | One month adjusted LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)				1.00%
First lien credit agreement | Line of Credit | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)				2.50%
First lien credit agreement | Line of Credit | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)				3.50%